Investments (PCI Investments by Invested Asset Class) (Details) - Fixed maturity securities - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 5,139	$ 4,614
Carrying value	$ 3,937	$ 3,651